Cash Flow Information (Tables)	12 Months Ended
Feb. 29, 2016
Supplemental Cash Flow Information [Abstract]
Interest and Income Taxes Paid
Certain consolidated statements of cash flow information related to interest and income taxes paid is summarized as follows:

	For the Years Ended
	February 29, 2016	February 28, 2015	March 1, 2014
Interest paid during the year	$75	$75	$29
Income taxes paid during the year	30	59	131
Income tax refunds received during the year	172	425	1,447